Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Financial liabilities
Schedule of interest-bearing liabilities

in EUR k	Dec 31, 2022	Dec 31, 2021	Jan 1, 2021
Non‑current liabilities
Non‑current portion of secured bank loans	40,051	—	401
Total non‑current loans	40,051	—	401
Lease liabilities*	13,125	15,394	17,677
Total non‑current liabilities	53,176	15,394	18,078

Current liabilities
Current portion of secured bank loans	1,261	505	567
Other bank loans	—	—	387
Bank overdrafts	3,374	3,310	1,538
Total current loans	4,635	3,815	2,492
Current portion of lease liabilities*	2,311	3,330	3,528
Total current liabilities	6,946	7,145	6,020

Total non‑current and current liabilities	60,122	22,539	24,098

Schedule of outstanding interest-bearing liabilities

				Dec 31, 2022		Dec 31, 2021		Jan 1, 2021
		Nominal		Nominal	Carrying	Nominal	Carrying	Nominal	Carrying
in EUR k	Currency	interest rate	Maturity	amount	amount	amount	amount	amount	amount
Secured bank loan	EUR	2.95%	2017‑22	—	—	505	505	968	968
Secured bank loan	USD	7.93% (+0.07% for Tranche A; +4.13% for Tranche B)	2022-27	39,015	41,312	—	—	—	—
Other bank loan	USD	1%	2020-22	—	—	—	—	387	387
Bank overdrafts	EUR	4.75%	Rollover	499	499	499	499	498	498
Bank overdrafts	EUR	4.75%	Rollover	2,376	2,376	2,329	2,329	628	628
Bank overdrafts	EUR	4.31%	Rollover	499	499	482	482	412	412
Lease liabilities**	EUR	2.1%-7.20%*	2017-31	15,436	15,436	18,724	18,724	21,205	21,205
Total interest‑bearing financial liabilities				57,825	60,122	22,539	22,539	24,098	24,098

*     represents the incremental borrowing rate of the Group at the commencement of the leases

** Lease liabilities as of December 31, 2021 have been restated. Refer to Note 2.4.

Schedule of trade payables and other liabilities

in EUR k	Dec 31, 2022	Dec 31, 2021	Jan 1, 2021
Trade payables	6,317	11,252	31,736
Government grants (deferred income)	7,950	9,396	10,292
Contract liabilities	651	4,842	4,479
Warrant liability	260	—	—
Derivative liabilities	376	—	—
Others*	9,601	15,592	14,123
Trade payables and other liabilities	25,155	41,082	60,630
Non‑current	7,726	8,988	9,590
Current	17,429	32,094	51,040

Schedule of key assumptions used to derive warrants value

	Dec 31, 2022	Jan 31, 2022
Exercise price (USD)	7.72	7.72
Share price (USD)	0.93	4.42
Volatility (%)	85.00	80.00
Risk-free interest rate (%)	4.15	1.65
Dividend yield (%)	nil	nil
Time to maturity	4.00	4.90